[LOGO]
Allstate (R)
FINANCIAL

April 30, 2021

BY EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

    Re:    Allstate Financial Advisors Separate Account I (“Registrant”)
        Allstate Life Insurance Company (“Depositor”)
        Registration Statements on Form N-4
        Certification Pursuant to Rule 497(j) of the Securities Act of 1933

Dear Sir/Madam:

In accordance with Rule 497(j) of the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.For each Registration Statement shown below, the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statement or amendment, and

2.The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.

Registrant	Depositor	1940 Act #	Registration Statement
Allstate Financial Advisors Separate Account I	Allstate Life Insurance Company	811-09327	333-114560
Allstate Financial Advisors Separate Account I	Allstate Life Insurance Company	811-09327	333-114561
Allstate Financial Advisors Separate Account I	Allstate Life Insurance Company	811-09327	333-114562
Allstate Financial Advisors Separate Account I	Allstate Life Insurance Company	811-09327	333-102295

If you have any questions, please do not hesitate to contact me at 402-975-6368. Thank you.

Very truly yours,

/s/Jan Fischer-Wade
Jan Fischer-Wade